Note Business Combination - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Feb. 27, 2015
Doral Private MSRs
Business Acquisition
Continuing Involvement With Transferred Financial Assets Principal Amount Outstanding		$ 873.0
FDIC Assisted Partial Acquisition Of Doral Bank
Business Acquisition
Business Acquisition Name Of Acquired Entity	Doral Bank
Business Acquisition Date Of Acquisition Agreement1	Feb. 27, 2015
Revenues Net Of Interest Expense	$ 108.2
Operating Expenses	67.5
Business Acquisition, Cost Of Servicing Asset Purchase Price			$ 56.2
FDIC Assisted Partial Acquisition Of Doral Bank | Expenses directly associated with the Doral Bank Transaction
Business Acquisition
Operating Expenses	28.5
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Doral Bank Transaction MSR FV Retro Adjustment
Business Acquisition
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Assets Other	(2.1)
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Doral Bank Transaction Deposits Premium FV Retro Adjustment
Business Acquisition
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Assets	2.6
FDIC Assisted Partial Acquisition Of Doral Bank | Fair value adjustment | Doral Bank Transaction Other Liabilities FV Retro Adjustment
Business Acquisition
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities	$ (0.5)
Loans | FDIC Assisted Partial Acquisition Of Doral Bank
Business Acquisition
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets				$ 1,700.0
Deposits | FDIC Assisted Partial Acquisition Of Doral Bank
Business Acquisition
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities				2,200.0
Core deposits | FDIC Assisted Partial Acquisition Of Doral Bank
Business Acquisition
Finite-Lived Intangible Assets, Useful Life	10 years
Banco Popular de Puerto Rico | FDIC Assisted Partial Acquisition Of Doral Bank
Business Acquisition
Business Acquisition, Cost of Servicing Asset, Estimated Purchase Price				48.6
Continuing Involvement With Transferred Financial Assets Principal Amount Outstanding				5,000.0
Banco Popular de Puerto Rico | Loans | FDIC Assisted Partial Acquisition Of Doral Bank
Business Acquisition
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets				799.0
Banco Popular de Puerto Rico | Deposits | FDIC Assisted Partial Acquisition Of Doral Bank
Business Acquisition
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities				574.0
Banco Popular de Puerto Rico | Deposits | FDIC Assisted Partial Acquisition Of Doral Bank | Online Platform
Business Acquisition
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities				425.0
BPNA | FDIC Assisted Partial Acquisition Of Doral Bank
Business Acquisition
Loans Receivable, Fair Value Disclosure	$ 154.9
Unpaid Principal Balance	248.6
Remeasurement Adjustment	$ 76.9
BPNA | Loans | FDIC Assisted Partial Acquisition Of Doral Bank
Business Acquisition
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Assets				880.0
BPNA | Deposits | FDIC Assisted Partial Acquisition Of Doral Bank
Business Acquisition
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Financial Liabilities				$ 1,200.0